Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

7. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	December 31,	December 31,
	2024	2023
Accrued compensation	$10,251	$8,544
Accrued research and development expenses	2,495	2,902
Accrued inventory costs	1,641	—
Accrued other expenses	4,272	1,954
Total accrued expenses and other current liabilities	$18,659	$13,400